Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Unrealized gain (loss) on future policy benefits and claims	$ (357)	$ (638)
Unrealized gain (loss) on derivatives	(302)	264
Unrealized gain (loss) on derivatives liability	2	(10)
Fair value of fixed maturity securities that were determined using non binding broker quotes	53,337	50,280
Unrealized Gain Loss On Other Investments		(1)
Fixed Maturity Securities Held At Fair Value [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of fixed maturity securities that were determined using non binding broker quotes	$ 801	$ 721